2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Going Concern Narrative Details
Net income (loss)	$ 1,558,185	$ 3,402,623	$ (11,247,780)	$ (8,836,362)	$ (37,189,679)	$ (8,836,362)
Accumulated deficit	(96,409,581)	(96,409,581)			(99,812,204)	(62,615,428)
Cash flows from operations		(2,725,605)	$ 2,286,509	$ 7,065,502	14,922,444	7,065,502
Working Capital Deficit	$ 18,481,195	$ 18,481,195			$ 31,424,129	$ 43,340,901